INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES
(3)	INVENTORIES
  Inventories consist of the following (in thousands):
	December 31,	December 31,
	2011	2010
Finished goods	1,880	654

	$1,880	$654